CLOUGH FUNDS TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

May 22, 2015

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Clough Funds Trust (“Trust”) (File Nos. 333-***** and 811-23059), on behalf of the Clough Global Long/Short Fund, a series of the Trust

Dear Sir or Madam:

On behalf of the Trust, transmitted for filing is the Registration Statement on Form N-1A for the Trust. Also being transmitted concurrently with the Form N-1A Registration Statement is the Form N-8A Notification of Registration under the Investment Company Act of 1940, as amended. Pursuant to Securities Act Release No. 33-7331, no fees are being paid with these filings. The Trust is asking that any written correspondence to the Trust be sent to my attention at the following address:

Clough Funds Trust
1290 Broadway, Suite 1100
Denver, CO 80203
Fax: 720.931.3345

If you have any questions concerning the foregoing, please contact me at 720.917.0623.

Sincerely,

/s/ Abigail J. Murray
Abigail J. Murray, Esq.
Secretary

Enclosures